Document And Entity Information	3 Months Ended
Mar. 31, 2021
Document Information Line Items
Entity Registrant Name	Alpha Healthcare Acquisition Corp.
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Central Index Key	0001818382
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE